UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05235

Nuveen California Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/29

Date of reporting period:         5/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen California Municipal Value Fund, Inc. (NCA)
	May 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.7% (100.0% of Total Investments)

	MUNICIPAL BONDS – 99.7% (100.0% of Total Investments)

	Consumer Staples – 4.9% (4.9% of Total Investments)
$ 2,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	12/18 at 100.00	B2	$ 2,029,500
	Los Angeles County Securitization Corporation, Series 2006A, 5.650%, 6/01/41
170	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	8/16 at 100.00	BBB+	170,054
	Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,940	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	3,965,846
	Bonds, Series 2007A-1, 5.000%, 6/01/33
3,570	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B–	3,630,476
	Bonds, Series 2007A-2, 5.300%, 6/01/37
3,895	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 26.07	BB	893,903
	Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/41
3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	8/16 at 100.00	B–	3,499,755
	Bonds, Series 2005A-1, 5.500%, 6/01/45
17,075	Total Consumer Staples			14,189,534
	Education and Civic Organizations – 0.8% (0.8% of Total Investments)
450	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education,	6/22 at 102.00	N/R	528,354
	Multiple Projects, Series 2014A , 7.250%, 6/01/43
690	California State University, Systemwide Revenue Bonds, Series 2016A, 5.000%, 11/01/41	5/26 at 100.00	AA–	842,697
700	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	814,387
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
1,840	Total Education and Civic Organizations			2,185,438
	Health Care – 12.3% (12.3% of Total Investments)
285	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	8/25 at 100.00	AA–	337,081
	Refunding Series 2015A, 5.000%, 8/15/43
555	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	649,705
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
350	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	413,133
	Series 2014A, 5.000%, 10/01/38
690	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	807,134
	Series 2014B, 5.000%, 10/01/44
	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –
	San Diego, Series 2011:
560	5.000%, 8/15/31	8/21 at 100.00	Aa3	653,503
670	5.250%, 8/15/41	8/21 at 100.00	Aa3	761,314
1,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	1,204,020
	6.000%, 8/15/42
5,365	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,483,084
	5.250%, 11/15/46 (UB)
2,270	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	A–	2,326,523
	of Central California, Series 2007, 5.250%, 2/01/27
2,390	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	6/26 at 100.00	BB	2,656,174
	University Medical Center, Series 2016A, 5.000%, 12/01/46
2,625	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	AA–	3,030,668
	Series 2012A, 5.000%, 4/01/42
3,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/17 at 100.00	AA	3,133,740
	Healthcare West, Insured Series 2008K, 5.500%, 7/01/41 – AGC Insured
1,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/18 at 100.00	A	1,085,140
	Healthcare West, Series 2008C, 5.625%, 7/01/35
1,460	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	AA–	1,470,132
	Series 2001C, 5.250%, 8/01/31
2,710	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AA–	3,088,153
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
2,940	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	3,286,773
	6.750%, 11/01/39
2,900	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	3,103,493
	6.000%, 11/01/41
1,750	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB+	2,164,050
	7.500%, 12/01/41
32,520	Total Health Care			35,653,820
	Housing/Multifamily – 2.0% (2.0% of Total Investments)
1,010	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,124,807
	Series 2010A, 6.400%, 8/15/45
1,060	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	1,206,004
	Series 2012A, 5.500%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
65	5.250%, 8/15/39	8/24 at 100.00	BBB	74,194
175	5.250%, 8/15/49	8/24 at 100.00	BBB	198,984
2,255	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds,	7/16 at 100.00	N/R	2,257,977
	Harbor City Lights, Series 1999Y, 6.650%, 7/01/39 (Alternative Minimum Tax)
1,045	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile	7/16 at 100.00	N/R	1,046,766
	Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28
5,610	Total Housing/Multifamily			5,908,732
	Housing/Single Family – 0.7% (0.8% of Total Investments)
2,125	California Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007, 5.000%,	12/16 at 100.00	AA	2,160,573
	12/01/42 (Alternative Minimum Tax)
	Long-Term Care – 1.6% (1.6% of Total Investments)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds,	8/18 at 100.00	AA–	4,399,880
	The Institute on Aging, Series 2008A, 5.650%, 8/15/38
180	California Statewide Community Development Authority, Certificates of Participation, Internext	10/16 at 100.00	BBB+	180,747
	Group, Series 1999, 5.375%, 4/01/17
4,180	Total Long-Term Care			4,580,627
	Tax Obligation/General – 22.4% (22.5% of Total Investments)
1,750	Antelope Valley Community College District, Los Angeles County, California, General Obligation	2/25 at 100.00	Aa2	2,093,473
	Bonds, Refunding Series 2015, 5.000%, 8/01/39
1,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2013,	No Opt. Call	AA–	1,211,870
	5.000%, 2/01/29
1,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2014,	8/24 at 100.00	AA–	1,232,600
	5.000%, 8/01/31
3,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2015,	8/25 at 100.00	AA–	3,668,700
	5.000%, 8/01/34
	California State, General Obligation Bonds, Various Purpose Series 2009:
2,500	6.000%, 4/01/38	4/19 at 100.00	AA–	2,855,100
1,000	6.000%, 11/01/39	11/19 at 100.00	AA–	1,170,840
2,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	AA–	2,333,620
	California State, General Obligation Bonds, Various Purpose Series 2013:
2,500	5.000%, 4/01/37	4/23 at 100.00	AA–	2,980,250
2,500	5.000%, 2/01/43	No Opt. Call	AA–	2,945,350
2,240	5.000%, 11/01/43	11/23 at 100.00	AA–	2,680,541
	California State, General Obligation Bonds, Various Purpose Series 2014:
5,000	5.000%, 5/01/32	5/24 at 100.00	AA–	6,109,500
1,970	5.000%, 10/01/39	10/24 at 100.00	AA–	2,377,849
290	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,	8/20 at 13.60	AA	35,342
	Election 2008 Series 2010B, 0.000%, 8/01/49 – AGM Insured
10,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School	No Opt. Call	AA–	3,441,500
	Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/46
2,000	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	2,114,620
	NPFG Insured
3,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/25 at 100.00	AAA	3,622,260
	Dedicated Unlimited Ad Valorem Property Tax, 2012 Election Series 2016F, 5.000%, 7/01/40
11,875	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	9/36 at 100.00	Aaa	10,304,056
	Election 2010 Series 2011A, 0.000%, 9/01/41 (4)
20,860	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	13,925,926
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (4)
74,485	Total Tax Obligation/General			65,103,397
	Tax Obligation/Limited – 21.3% (21.3% of Total Investments)
1,000	Artesia Redevelopment Agency, California, Tax Allocation Revenue Bonds, Artesia Redevelopment	8/16 at 100.00	BBB+	1,001,740
	Project Area, Series 2007, 5.375%, 6/01/27
	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,
	Series 2003:
3,000	5.500%, 10/01/23 – RAAI Insured	8/16 at 100.00	AA	3,004,410
1,000	5.625%, 10/01/33 – RAAI Insured	8/16 at 100.00	AA	1,000,770
3,500	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A+	4,301,150
	Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/33
1,250	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/24 at 100.00	A+	1,491,888
	Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A+	1,158,090
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A+	2,389,120
	2009-I, 6.375%, 11/01/34
3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/22 at 100.00	A+	3,521,640
	2012G, 5.000%, 11/01/37
1,005	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax	9/16 at 101.00	A	1,024,185
	Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,000	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series	9/17 at 100.00	N/R	1,037,330
	2007A, 5.000%, 9/01/23 – AMBAC Insured
750	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	10/16 at 100.00	A	761,835
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
8,250	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	9,757,110
	Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45
675	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	689,918
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
150	5.000%, 9/01/26	9/16 at 100.00	N/R	151,374
355	5.125%, 9/01/36	9/16 at 100.00	N/R	357,737
2,500	Kern County Board of Education, California, Certificates of Participation, Series 2006A,	6/16 at 100.00	AA–	2,507,300
	5.000%, 6/01/31 – NPFG Insured
750	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	BBB	849,780
	Project Areas Housing Programs, Series 2009, 6.000%, 8/01/24
3,520	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA	4,127,482
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
370	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A	464,024
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
140	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	170,121
	Project, Series 2011, 6.750%, 9/01/40
5,910	Palmdale Elementary School District, Los Angeles County, California, Special Tax Bonds,	No Opt. Call	AA	5,933,699
	Community Facilities District 90-1, Series 1999, 5.800%, 8/01/29
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
950	5.250%, 9/01/30	9/23 at 100.00	N/R	1,063,326
860	5.750%, 9/01/39	9/23 at 100.00	N/R	966,700
160	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	178,637
	2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39
440	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	A–	515,046
	2011A, 5.750%, 9/01/30
80	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A	99,048
	Area, Series 2011B, 6.500%, 10/01/25
2,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch,	9/16 at 100.00	N/R	2,009,640
	Series 2005, 5.050%, 9/01/30
50	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1	9/25 at 100.00	N/R	57,040
	Marblehead Coastal, Series 2015, 5.000%, 9/01/40
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,172,810
	Refunding Series 2012A, 5.000%, 4/01/42
170	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	187,768
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
2,750	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/16 at 100.00	AA	2,760,973
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
780	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	812,744
	Project, Refunding Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
400	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	419,372
590	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	618,149
110	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	131,540
	7.000%, 10/01/26
1,330	Tehachapi Redevelopment Agency, California, Tax Allocation Bonds, Series 2007, 5.250%,	12/17 at 100.00	AA	1,371,004
	12/01/37 – RAAI Insured
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A,	10/22 at 100.00	AA	1,116,860
	5.000%, 10/01/32 – AGM Insured
590	Vista Joint Powers Financing Authority, California, Special Tax Lease Revenue Refunding Bonds,	9/16 at 100.00	N/R	591,463
	Community Facilities District 90-2, Series 1997A, 5.875%, 9/01/20
1,730	West Contra Costa Healthcare District, California, Certificates of Participation, Series 2004,	8/16 at 100.00	N/R	1,755,639
	5.375%, 7/01/21 – AMBAC Insured
190	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	232,260
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
56,305	Total Tax Obligation/Limited			61,760,722
	Transportation – 8.8% (8.9% of Total Investments)
1,820	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BB+	2,187,149
	Refunding Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,945	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	2,175,891
4,010	5.750%, 1/15/46	1/24 at 100.00	BBB–	4,732,281
4,010	6.000%, 1/15/53	1/24 at 100.00	BBB–	4,755,018
5,665	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/25 at 100.00	AA	6,626,520
	Airport, Senior Lien Series 2015D, 5.000%, 5/15/41 (Alternative Minimum Tax)
3,000	Los Angeles Harbors Department, California, Revenue Bonds, Series 2014C, 5.000%, 8/01/44	8/24 at 100.00	AA	3,572,790
185	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/16 at 100.00	N/R	185,220
	Bonds, Series 2006, 5.550%, 7/01/28 (Alternative Minimum Tax)
1,210	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/29	No Opt. Call	A+	1,409,880
	(Alternative Minimum Tax)
21,845	Total Transportation			25,644,749
	U.S. Guaranteed – 17.9% (17.9% of Total Investments) (5)
1,600	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	N/R (5)	1,650,064
	of Central California, Series 2007, 5.250%, 2/01/27 (Pre-refunded 2/01/17)
1,000	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	AA+ (5)	1,050,680
	System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)
1,500	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA (5)	1,511,265
	8/01/36 (Pre-refunded 8/01/16) – NPFG Insured
1,855	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	Aaa	2,168,217
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
1,525	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BB (5)	1,698,667
	2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)
1,500	Los Angeles Unified School District, California, General Obligation Bonds, Election of 2004,	7/16 at 100.00	Aa2 (5)	1,505,490
	Series 2006F, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – FGIC Insured
18,475	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric	9/16 at 64.56	A (5)	11,912,495
	Series 2008B, 0.000%, 9/01/23 (Pre-refunded 9/01/16)
5,710	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,	8/20 at 13.60	AA (5)	734,934
	Election 2008 Series 2010B, 0.000%, 8/01/49 (Pre-refunded 8/01/20) – AGM Insured
8,565	Palmdale, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AA+ (5)	8,524,402
	Revenue Bonds, Series 1988A, 0.000%, 3/01/17 (ETM)
1,130	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB– (5)	1,275,352
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)
14,950	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	Aaa	11,328,064
	Mortgage Revenue Bonds, Series 1988A, 0.000%, 9/01/21 (Alternative Minimum Tax) (ETM)
65	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A– (5)	81,575
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
65	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (5)	82,244
80	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (5)	101,223
625	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (5)	667,025
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) –
	AMBAC Insured
3,000	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+ (5)	3,180,480
	Series 2007A, 5.750%, 2/01/41 (Pre-refunded 8/01/17) – AMBAC Insured
910	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, 2000 Measure	4/17 at 100.00	AA+ (5)	943,697
	A, Refunding Series 2007A, 5.000%, 4/01/36 (Pre-refunded 4/01/17) – AMBAC Insured
1,320	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation	8/18 at 100.00	Aa3 (5)	1,456,145
	Bonds, Series 2010B, 5.500%, 8/01/35 (Pre-refunded 8/01/18)
1,925	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	A3 (5)	1,946,676
	Series 2006, 5.000%, 9/01/26 (Pre-refunded 9/01/16) – FGIC Insured
65,800	Total U.S. Guaranteed			51,818,695
	Utilities – 1.9% (1.9% of Total Investments)
2,000	California Statewide Communities Development Authority, Certificates of Participation, Rio	6/16 at 100.00	N/R	2,000,500
	Bravo Fresno Project, Refunding Series 1999A, 6.500%, 12/01/18
1,800	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,375,658
	2007A, 5.500%, 11/15/37
1,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	1/26 at 100.00	Aa2	1,224,270
	2016A, 5.000%, 7/01/37
4,800	Total Utilities			5,600,428
	Water and Sewer – 5.1% (5.1% of Total Investments)
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon
	Resources Channelside LP Desalination Project, Series 2012:
1,375	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,526,030
2,675	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,953,173
5,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/17 at 100.00	AA+	5,224,350
	2007A-2, 5.000%, 7/01/44 – AMBAC Insured
	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008:
1,850	5.500%, 1/01/33	1/18 at 100.00	A	1,980,740
3,000	5.500%, 1/01/38	1/18 at 100.00	A	3,192,870
13,900	Total Water and Sewer			14,877,163
$ 300,485	Total Long-Term Investments (cost $253,675,865)			289,483,878
	Floating Rate Obligations – (1.1)%			(3,240,000)
	Other Assets Less Liabilities – 1.4%			4,147,696
	Net Assets Applicable to Common Shares – 100%			$ 290,391,574

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$289,483,878	$ —	$289,483,878

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of May 31, 2016, the cost of investments was $250,464,502.
Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$36,097,522
Depreciation	(317,516)
Net unrealized appreciation (depreciation) of investments	$35,780,006

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Value Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         July 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         July 29, 2016